CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (591,992)	$ (351,996)	$ (922,906)	$ 1,136,092	$ (29,989,323)	$ (30,581,315)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain from change in fair value of warrant liability	(798,951)	(1,349,386)	(1,509,778)	(567,461)	(2,077,239)	(2,876,190)
Founders' shares					17,000	17,000
Costs associated with purchase of Sucre Agricultural Corp					(3,550)	(3,550)
Interest expense on beneficial conversion feature of convertible notes					676,983	676,983
Loss on extinguishment of convertible debt					2,718,370	2,718,370
Loss on retirement of warrants				146,718	146,718	146,718
Common stock issued for interest on convertible notes					55,585	55,585
Discount on sale of stock associated with private placement					211,660	211,660
Accretion of discount on note payable to related party	73,885		9,851		9,851	83,736
Debt issuance costs for rejected loan guarantees	309,834		273,800		273,800	583,634
Share-based compensation	46,782	40,449	52,487	232,491	11,390,616	11,437,399
Depreciation	15,827	19,036	25,522	23,373	69,656	85,482
Changes in operating assets and liabilities:
Accounts receivable
Unbilled receivable	(62,324)		(28,267)		(28,267)	(90,591)
Department of Energy receivable		59,199	207,380	484,634
Prepaid fees to related party
Prepaid expenses and other current assets	20,924	11,614	11,532	39,080	(39,260)	(18,336)
Accounts payable	116,864	343,454	8,146	(376,338)	343,691	460,555
Accrued interest/ License fee payable to related party	23,753			(970,000)		23,753
Accrued liabilities	145,486	(117,426)	(135,374)	71,778	110,022	255,508
Net cash provided by (used in) operating activities	(699,912)	(1,345,056)	(2,007,607)	220,367	(16,113,687)	(16,813,599)
Cash flows from investing activities:
Acquisition of property and equipment			(5,508)	(5,255)	(217,636)	(217,636)
Construction in progress	(130,976)	(633,728)	(889,739)		(889,739)	(1,020,715)
Net cash used in investing activities	(130,976)	(633,728)	(895,247)	(5,255)	(1,107,375)	(1,238,351)
Cash flows from financing activities:
Repurchases of common stock held in treasury					(101,581)	(101,581)
Cash received in acquisition of Sucre Agricultural Corp.					690,000	690,000
Proceeds from sale of stock through private placement					544,500	544,500
Proceeds from exercise of stock options					40,000	40,000
Proceeds from issuance of common stock	250,000				14,360,000	14,610,000
Proceeds from convertible notes payable					2,500,000	2,500,000
Repayment of notes payable					(500,000)	(500,000)
Proceeds from related party line of credit/notes payable					116,000	116,000
Repayment from related party line of credit/notes payable					(116,000)	(116,000)
Debt issuance costs		(348,211)	(299,498)	(150,000)	(449,498)	(449,498)
Retirement of Aurarian warrants				(220,000)	(220,000)	(220,000)
Net proceeds from related party notes payable			200,000		200,000	200,000
Proceeds from sale of LLC Unit			750,000		750,000	750,000
Net cash provided by (used in) financing activities	250,000	(348,211)	650,502	(370,000)	17,813,421	18,063,421
Net increase (decrease) in cash and cash equivalents	(580,888)	(2,326,995)	(2,252,352)	(154,888)	592,359	11,471
Cash and cash equivalents beginning of period	592,359	2,844,711	2,844,711	2,999,599
Cash and cash equivalents end of period	11,471	517,716	592,359	2,844,711	592,359	11,471
Supplemental disclosures of cash flow information Cash paid during the period for:
Interest			209	518	57,102	57,102
Income taxes			54,153	14,896	18,096	18,096
Supplemental schedule of non-cash investing and financing activities:
Conversion of senior secured convertible notes payable					2,000,000	2,000,000
Interest converted to common stock					55,569	55,569
Fair value of warrants issued to placement agents					725,591	725,591
Discount on related party note payable			83,736		83,736	83,736
Accounts payable, net of reimbursement, included in construction-in-progress		100,004	21,348		21,348	21,348
Accretion of redeemable noncontrolling interest	$ 112,500					$ 112,500